Summary of significant accounting policies - Acquisition of subsidiaries (Details) € in Thousands, $ in Thousands, ₽ in Millions			12 Months Ended
	Jan. 27, 2022 USD ($)	Jan. 25, 2022 item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 RUB (₽)
Acquisition and disposal of subsidiaries in Russia
Number of game development studios acquired | item		3
Total consideration to acquire studios			$ 67,062
Cash			55,667
Goodwill			1,836	$ 1,501
Goodwill recognised at the acquisition date			46,950	1,473
Bargain purchase on acquisition				79
Goodwill expected to be deductible for tax purpose			0
Net loss before tax from continuing operations			11,170	(116,317)	$ 111
Revenue			480,247	434,094
Share Consideration			3,158
Net loss from continuing operations			10,627	118,576
Deferred share consideration			8,237
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Acquisition related costs			51
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
MX Capital Limited
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired		48.80%
Castcrown Limited
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired		49.50%
Nexters Online LLC and Nexters Studio LLC [Member]
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired									100.00%	100.00%
Total consideration to acquire studios									$ 1,247	₽ 93
Nexters Online LLC
Acquisition and disposal of subsidiaries in Russia
Total consideration to acquire studios									163
Net loss before tax from continuing operations			6,312
Nexters Studio LLC
Acquisition and disposal of subsidiaries in Russia
Total consideration to acquire studios									$ 1,084
Net loss before tax from continuing operations			7,294
NHW Ltd [Member]
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired							100.00%	100.00%
Total consideration to acquire studios							$ 24	€ 20,000
Game Positive LLC
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired						70.00%
Total consideration to acquire studios						$ 1
Bargain purchase on acquisition				$ 79
Goodwill expected to be deductible for tax purpose			$ 0
Lightmap Studio
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 150